Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—38.6%
U.S. Treasury Bonds 2.375%, 11/15/49	$ 18,628	$23,250
U.S. Treasury Notes
1.250%, 3/31/21	8,085	8,173
2.750%, 8/15/21	5,850	6,054
1.750%, 5/31/22	13,111	13,536
2.375%, 1/31/23	7,182	7,607
2.500%, 1/31/24	27,036	29,274
1.500%, 10/31/24	5,172	5,440
1.500%, 2/15/30	19,774	21,317
Total U.S. Government Securities (Identified Cost $107,617)		114,651

Municipal Bond—1.1%
Florida—1.1%
Florida, State of, General Obligation, 5.000%, 6/1/22	2,929	3,170
Total Municipal Bond (Identified Cost $3,145)		3,170

Mortgage-Backed Securities—37.8%
Agency—34.2%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	804	869
Pool #G60019 4.500%, 3/1/44	839	918
Pool #Q31645 4.000%, 2/1/45	2,307	2,507
Pool #Q35611 4.000%, 9/1/45	2,715	2,950
Pool #V81992 4.000%, 10/1/45	2,509	2,716
Pool #G60661 4.000%, 7/1/46	3,241	3,493
Pool #Q42921 3.500%, 9/1/46	2,595	2,794
Pool #Q51758 3.500%, 10/1/47	533	566
Pool #Q52115 3.500%, 11/1/47	251	266
Pool #ZM5226 3.500%, 12/1/47	2,679	2,872
Pool #Q53881 4.500%, 1/1/48	2,917	3,218
Pool #Q54813 3.500%, 3/1/48	904	960
Pool #Q61680 4.000%, 2/1/49	2,967	3,197
Pool #QA0108 3.500%, 6/1/49	4,039	4,275
Pool #QA3079 3.500%, 10/1/49	1,122	1,191
Pool #SD0164 3.500%, 12/1/49	7,240	7,684
Pool #SD0176 3.500%, 12/1/49	2,073	2,192
Pool #QA7571 3.000%, 2/1/50	2,955	3,099
	Par Value	Value

Agency—continued
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	$2,435	$2,603
Pool #AL7497 3.500%, 9/1/40	1,182	1,268
Pool #AW8154 3.500%, 1/1/42	951	1,022
Pool #AS9571 3.500%, 5/1/42	4,499	4,821
Pool #CA4144 3.000%, 9/1/44	2,621	2,769
Pool #BK0396 3.000%, 11/1/44	684	723
Pool #BE5050 4.000%, 9/1/45	3,047	3,298
Pool #AZ9213 4.000%, 10/1/45	745	818
Pool #AS6515 4.000%, 1/1/46	970	1,049
Pool #BE7213 4.000%, 4/1/47	22	24
Pool #BE3774 4.000%, 7/1/47	1,484	1,584
Pool #BH7058 3.500%, 12/1/47	2,610	2,759
Pool #BH9215 3.500%, 1/1/48	710	753
Pool #BH9277 3.500%, 2/1/48	163	172
Pool #BJ0650 3.500%, 3/1/48	376	399
Pool #MA3305 3.500%, 3/1/48	827	874
Pool #BM5483 3.500%, 4/1/48	565	599
Pool #BN8510 3.500%, 5/1/49	1,032	1,091
Pool #BO2843 3.500%, 10/1/49	1,519	1,615
Pool #BO3024 3.500%, 10/1/49	2,672	2,852
Pool #BO5325 3.000%, 11/1/49	793	832
Pool #BO4386 3.500%, 11/1/49	4,347	4,610
Government National Mortgage Association
Pool #MA4262 3.500%, 2/20/47	583	619
Pool #MA4586 3.500%, 7/20/47	3,063	3,257
Pool #MA5596 4.500%, 11/20/48	1,183	1,255
Pool #MA5929 3.000%, 5/20/49	3,303	3,500
Pool #MA5984 3.000%, 6/20/49	1,832	1,942
Pool #BQ1140 3.000%, 11/15/49	3,458	3,659
Pool #MA6284 3.500%, 11/20/49	3,561	3,755
See Notes to Schedule of Investments

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Agency—continued
Government National Mortgage Association II Pool #MA5019 3.500%, 2/20/48	$1,183	$1,255
		101,544

Non-Agency—3.6%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(1)	1,465	1,380
Century Plaza Towers 2019-CPT, B 144A 2.997%, 11/13/39(1)(2)	1,600	1,565
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(1)	1,445	1,540
2012-BWTR, A 144A 2.954%, 11/5/34(1)	575	564
MAD Mortgage Trust 2017-330M, A 144A 3.082%, 8/15/34(1)(2)	635	609
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(1)	1,175	1,183
Wells Fargo Commercial Mortgage Trust 2013-BTC, A 144A 3.544%, 4/16/35(1)	1,320	1,309
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	2,510	2,506
		10,656

Total Mortgage-Backed Securities (Identified Cost $109,090)		112,200

Asset-Backed Securities—4.3%
Automobiles—1.2%
Ford Credit Auto Owner Trust 2020-1, A 144A 2.040%, 8/15/31(1)	2,365	2,189
Nissan Master Owner Trust Receivables 2019-A, A (1 month LIBOR + 0.560%) 1.265%, 2/15/24(2)	1,395	1,339
		3,528

Credit Card—2.2%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.381%, 5/15/28(2)	2,584	2,330
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 1.475%, 5/14/29(2)	1,915	1,817
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 1.305%, 12/15/26(2)	2,365	2,269
		6,416

Other—0.9%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	983	1,026
	Par Value	Value

Other—continued
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	$1,975	$1,750
		2,776

Total Asset-Backed Securities (Identified Cost $13,490)		12,720

Corporate Bonds and Notes—15.5%
Communication Services—0.7%
Comcast Corp. 2.650%, 2/1/30	1,528	1,574
Verizon Communications, Inc. 3.150%, 3/22/30	408	439
		2,013

Consumer Discretionary—0.4%
NIKE, Inc. 3.375%, 3/27/50	711	779
Target Corp. 2.350%, 2/15/30	555	559
		1,338

Consumer Staples—1.7%
Coca-Cola Co. (The)
2.950%, 3/25/25	1,320	1,412
3.450%, 3/25/30	1,405	1,589
Kroger Co. (The) 3.950%, 1/15/50	775	802
Procter & Gamble Co. (The) 3.600%, 3/25/50	1,025	1,264
		5,067

Energy—2.2%
Boardwalk Pipelines LP 4.450%, 7/15/27	324	243
Enterprise Products Operating LLC 5.375%, 2/15/78	907	635
Exxon Mobil Corp. 4.327%, 3/19/50	1,433	1,753
Schlumberger Holdings Corp. 144A 3.900%, 5/17/28(1)	1,784	1,659
TechnipFMC plc 3.450%, 10/1/22	243	234
Woodside Finance Ltd. 144A 4.600%, 5/10/21(1)	2,086	2,072
		6,596

Financials—4.6%
Bank of America Corp. 3.366%, 1/23/26	568	591
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(1)	562	495
Citigroup, Inc. 3.980%, 3/20/30	1,236	1,321
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	766	746

See Notes to Schedule of Investments

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
JPMorgan Chase & Co.
3.207%, 4/1/23	$1,100	$1,121
2.301%, 10/15/25	840	840
3.540%, 5/1/28	804	848
Lazard Group LLC 4.375%, 3/11/29	887	897
Morgan Stanley
3.875%, 4/29/24	579	608
3.971%, 7/22/38	696	765
Nationwide Financial Services, Inc. 144A 3.900%, 11/30/49(1)	1,398	1,224
Travelers Cos., Inc. (The) 4.050%, 3/7/48	927	1,059
Truist Bank 2.250%, 3/11/30	500	458
Truist Financial Corp. 4.000%, 5/1/25	1,242	1,308
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	312	289
US Bank NA 2.050%, 1/21/25	712	708
Wells Fargo & Co. 2.164%, 2/11/26	467	456
		13,734

Health Care—0.9%
AbbVie, Inc. 144A 4.250%, 11/21/49(1)	1,476	1,592
Bristol-Myers Squibb Co. 144A 4.250%, 10/26/49(1)	375	470
CommonSpirit Health 4.187%, 10/1/49	522	491
		2,553

Industrials—1.6%
3M Co. 3.700%, 4/15/50	400	448
Carrier Global Corp. 144A 3.577%, 4/5/50(1)	1,561	1,392
General Dynamics Corp. 4.250%, 4/1/50	1,081	1,342
Northrop Grumman Corp. 5.250%, 5/1/50	497	676
United Parcel Service, Inc. 4.450%, 4/1/30	664	752
		4,610

Information Technology—0.5%
Intel Corp. 3.100%, 2/15/60	1,478	1,603
Materials—1.5%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	1,319	1,625
Newmont Corp.
2.250%, 10/1/30	1,139	1,049
	Par Value	Value

Materials—continued
6.250%, 10/1/39	$1,022	$1,310
Packaging Corporation of America 4.050%, 12/15/49	422	419
		4,403

Utilities—1.4%
Berkshire Hathaway Energy Co. 144A 4.250%, 10/15/50(1)	621	710
Cheniere Corpus Christi Holdings LLC 144A 3.700%, 11/15/29(1)	602	450
Consolidated Edison Co. of New York, Inc.
3.350%, 4/1/30	1,069	1,103
3.950%, 4/1/50	725	755
Dominion Energy, Inc. 3.375%, 4/1/30	1,046	1,035
		4,053

Total Corporate Bonds and Notes (Identified Cost $43,920)		45,970

Total Long-Term Investments—97.3% (Identified Cost $277,262)		288,711

TOTAL INVESTMENTS—97.3% (Identified Cost $277,262)		$288,711
Other assets and liabilities, net—2.7%		8,013
NET ASSETS—100.0%		$296,724

Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $23,179 or 7.8% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Counterparties:
JPM	JPMorgan Chase Bank N.A.

Foreign Currencies:
NOK	Norwegian Krone
USD	United States Dollar

See Notes to Schedule of Investments

Seix Total Return Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
Forward foreign currency exchange contracts as of March 31, 2020 were as follows:
Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
NOK	124,647	USD	13,539	JPM	05/14/20	$—	$(1,182)
Total						$—	$(1,182)
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$12,720	$12,720
Corporate Bonds and Notes	45,970	45,970
Mortgage-Backed Securities	112,200	112,200
Municipal Bond	3,170	3,170
U.S. Government Securities	114,651	114,651
Total Assets	288,711	288,711
Liabilities:
Other Financial Instruments:
Forward Foreign Currency Exchange Contract	(1,182)	(1,182)
Total Investments	$287,529	$287,529
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Schedule of Investments

SEIX TOTAL RETURN BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.